Segment Information and Concentrations - Revenue and Operating Income By Segments (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Revenues	$ 1,601	$ 1,360	$ 1,272	$ 1,058	$ 1,372	$ 1,177	$ 1,153	$ 1,009	$ 5,291		$ 4,711		$ 4,579
Pension Expense									222		208		159
Other adjustments									49	[1]	26	[1]	28	[1]
Income from operations	102	28	62	20	69	47	41	(8)	212		149		134
Acquisition related transaction costs included in other adjustments									30
Acquisition related severance costs included in other adjustments									7
Acquisition related amortization costs included in other adjustments									12
Litigation costs included in other adjustments											8
Relocation costs included in other adjustments											18		6
Impairment charge related to equity investment Included in other adjustments													22
Reportable Segment [Member]
Segment Reporting Information [Line Items]
Segment Operating Income (Loss)									483		383		321
Financial Services [Member]
Segment Reporting Information [Line Items]
Revenues									2,999		2,645		2,614
Segment Operating Income (Loss)									313		250		252
Retail Solutions [Member]
Segment Reporting Information [Line Items]
Revenues									1,778		1,717		1,627
Segment Operating Income (Loss)									71		73		12
Hospitality and Special Retail [Member]
Segment Reporting Information [Line Items]
Revenues									141	[2]	0	[2]	0	[2]
Segment Operating Income (Loss)									22	[2]	0	[2]	0	[2]
Emerging Industries [Member]
Segment Reporting Information [Line Items]
Revenues									373		349		338
Segment Operating Income (Loss)									$ 77		$ 60		$ 57

[1]	Other adjustments in 2011 include $30 million of acquisition related transaction costs; $7 million of acquisition related severance costs; and $12 million of acquisition related amortization of intangible assets. Other adjustments in 2010 include an $8 million litigation charge and $18 million of incremental costs directly related to the relocation of the Company's worldwide headquarters. Other adjustments in 2009 include a $22 million charge for the impairment of assets related to an equity investment and $6 million of incremental costs directly related to the relocation of the worldwide headquarters.The fo
[2]	The acquisition of Radiant was completed on August 24, 2011. Because the transaction was completed during 2011, the revenue and operating income results reflected for the Hospitality and Specialty Retail segment are partial, and reflect only the period from August 25, 2011 through December 31, 2011.